Other equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ 7,345	$ 86	₨ 2,689
Other equity interest
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ 7,345	$ 88	₨ 2,689	₨ 1,518